Details of Significant Accounts - Earnings per share, schedule of potential dilutive instruments not included in calculation of diluted EPS (Details) - shares shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Potentially dilutive instruments (shares in thousands)
Warrants liabilities (in shares)	20,850	20,850
Employee stock options (in shares)	3,565	3,698
Shareholder earnout (in shares)	10,000	10,000
Sponsor earnout (in shares)	1,176	1,176
Potentially dilutive instruments (in shares)	35,591	35,724